Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Harbor Funds
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Harbor Small Cap Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities, principally common and preferred stocks of small cap companies. Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small cap companies.

The Fund defines small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, the Fund will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2019, the range of the Index was $13 million to $8.3 billion, but it is expected to change frequently.

The Subadviser's investment strategy focuses on identifying rapidly growing small cap companies that are in an early or transitional stage of their development and before their full potential is discovered by the market. The Subadviser utilizes bottom-up, fundamental research involving both quantitative and qualitative aspects to identify approximately 80 to 100 companies for investment by the Fund. The Subadviser uses quantitative analysis to identify potential companies for growth characteristics, such as:

  Material revenue growth
  Sustainable and/or expanding margins
  Consistent earnings
  Strong free cash flow generation

The Subadviser assesses the attractiveness of the valuation of these growth companies by analyzing a variety of valuation metrics, such as enterprise values relative to earnings and free cash flows, and price-to-earnings ratios, among others. The Subadviser then uses detailed qualitative analysis to further identify companies that possess the following characteristics:

  Strong management teams
  Well-defined business plans
  Defensible market positions, such as higher barriers to entry
  Potential for growth in the market for the companies' products and/or services

The Subadviser may sell a holding if the price target for the company is reached, the investment thesis for the company has fundamentally changed, the Subadviser becomes less comfortable with the company's management team and/or the Subadviser identifies more attractive investment opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:

Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer's stock, sometimes rapidly or unpredictably.

Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably.

Preferred Stock Risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

Selection Risk: The Subadviser's judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Small Cap Risk: The Fund's performance may be more volatile because it invests primarily in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund's average annual total returns of the share classes presented compared to the returns of the Fund's benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund's average annual total returns of the share classes presented compared to the returns of the Fund's benchmark index, which includes securities with investment characteristics similar to those held by the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Retirement Class shares commenced operations on March 1, 2016.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the time periods shown in the bar chart, the Fund's highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	16.78%	Q4 2019
Worst Quarter	-24.06%	Q4 2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder's individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder's individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.

Harbor Small Cap Growth Opportunities Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
One Year	rr_ExpenseExampleYear01	$ 85
Three Years	rr_ExpenseExampleYear03	265
Five Years	rr_ExpenseExampleYear05	460
Ten Years	rr_ExpenseExampleYear10	$ 1,025
One Year	rr_AverageAnnualReturnYear01	25.35%	[1]
Annualized Five Years	rr_AverageAnnualReturnYear05	7.68%	[1]
Annualized Ten Years	rr_AverageAnnualReturnYear10		[1]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	8.01%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2016	[1]
Harbor Small Cap Growth Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
One Year	rr_ExpenseExampleYear01	$ 93
Three Years	rr_ExpenseExampleYear03	290
Five Years	rr_ExpenseExampleYear05	504
Ten Years	rr_ExpenseExampleYear10	$ 1,120
2015	rr_AnnualReturn2015	(3.06%)
2016	rr_AnnualReturn2016	8.56%
2017	rr_AnnualReturn2017	17.62%
2018	rr_AnnualReturn2018	(6.86%)
2019	rr_AnnualReturn2019	25.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.06%)
One Year	rr_AverageAnnualReturnYear01	25.30%
Annualized Five Years	rr_AverageAnnualReturnYear05	7.63%
Annualized Ten Years	rr_AverageAnnualReturnYear10
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	7.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2014
Harbor Small Cap Growth Opportunities Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
One Year	rr_ExpenseExampleYear01	$ 118
Three Years	rr_ExpenseExampleYear03	368
Five Years	rr_ExpenseExampleYear05	638
Ten Years	rr_ExpenseExampleYear10	$ 1,409
One Year	rr_AverageAnnualReturnYear01	24.96%
Annualized Five Years	rr_AverageAnnualReturnYear05	7.49%
Annualized Ten Years	rr_AverageAnnualReturnYear10
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	7.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2014
Harbor Small Cap Growth Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
One Year	rr_ExpenseExampleYear01	$ 130
Three Years	rr_ExpenseExampleYear03	406
Five Years	rr_ExpenseExampleYear05	702
Ten Years	rr_ExpenseExampleYear10	$ 1,545
One Year	rr_AverageAnnualReturnYear01	24.78%
Annualized Five Years	rr_AverageAnnualReturnYear05	7.23%
Annualized Ten Years	rr_AverageAnnualReturnYear10
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	7.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2014
Harbor Small Cap Growth Opportunities Fund | After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	23.78%
Annualized Five Years	rr_AverageAnnualReturnYear05	5.41%
Annualized Ten Years	rr_AverageAnnualReturnYear10
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	6.04%
Harbor Small Cap Growth Opportunities Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.00%
Annualized Five Years	rr_AverageAnnualReturnYear05	5.35%
Annualized Ten Years	rr_AverageAnnualReturnYear10
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	5.74%
Harbor Small Cap Growth Opportunities Fund | Russell 2000® Growth (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	28.48%	[2]
Annualized Five Years	rr_AverageAnnualReturnYear05	9.34%	[2]
Annualized Ten Years	rr_AverageAnnualReturnYear10		[2]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	9.16%	[2]

[1]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
[2]	Since Inception return based on the inception date of the Institutional Class shares.